Other Liabilities_Details Of Other Liabilities(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)
Other Liabilities Line Items [Line Items]
Other Liabilities	₩ 27,200,996	[1]	$ 24,442,643		₩ 24,470,308
Other financial liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	19,828,307				18,330,004
Other payables
Other Liabilities Line Items [Line Items]
Other Liabilities	7,910,887				8,806,967
Prepaid card and debit card
Other Liabilities Line Items [Line Items]
Other Liabilities	25,831				21,767
Accrued expenses
Other Liabilities Line Items [Line Items]
Other Liabilities	2,986,210				2,654,345
Financial guarantee contrancts
Other Liabilities Line Items [Line Items]
Other Liabilities	43,395				34,114
Deposits for letter of guarantees and others
Other Liabilities Line Items [Line Items]
Other Liabilities	685,451				798,207
Domestic exchange settlement credits
Other Liabilities Line Items [Line Items]
Other Liabilities	1,689,908				48,133
Foreign exchanges settlement credits
Other Liabilities Line Items [Line Items]
Other Liabilities	102,187				124,728
Borrowings from other business accounts
Other Liabilities Line Items [Line Items]
Other Liabilities	13,166				5,408
Other payables from trust accounts
Other Liabilities Line Items [Line Items]
Other Liabilities	5,285,108				5,018,031
Liability incurred from agency relationships
Other Liabilities Line Items [Line Items]
Other Liabilities	605,076				518,955
Account for agency businesses
Other Liabilities Line Items [Line Items]
Other Liabilities	460,949				257,761
Dividend payables
Other Liabilities Line Items [Line Items]
Other Liabilities	2,019				474
Others
Other Liabilities Line Items [Line Items]
Other Liabilities	18,120				41,114
Other non-financial liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	7,372,689				6,140,304
Other payables
Other Liabilities Line Items [Line Items]
Other Liabilities	319,267				196,142
Unearned revenue
Other Liabilities Line Items [Line Items]
Other Liabilities	378,792				271,787
Accrued expenses
Other Liabilities Line Items [Line Items]
Other Liabilities	744,863				634,236
Deferred revenue on credit card points
Other Liabilities Line Items [Line Items]
Other Liabilities	187,459				176,840
Withholding taxes
Other Liabilities Line Items [Line Items]
Other Liabilities	137,236				179,903
Separate account liabilities
Other Liabilities Line Items [Line Items]
Other Liabilities	5,401,192				4,463,687
Others
Other Liabilities Line Items [Line Items]
Other Liabilities	₩ 203,880				₩ 217,709

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.